Debt	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Debt

17. DEBT

	As at December 31,
	2018	2017
Current:
Capital leases (b)	6,506	9,651
Secured equipment loans (c)	3,350	1,619
	9,856	11,270
Long-term:
Senior secured notes (a)	331,683	302,085
Capital leases (b)	7,604	14,110
Secured equipment loans (c)	6,338	1,753
	345,625	317,948

(a)	Senior secured notes

In June 2017, the Company completed an offering of US$250,000 aggregate principal amount of senior secured notes (“the Notes”). The Notes mature on June 15, 2022 and bear interest at an annual rate of 8.750%, payable semi-annually on June 15 and December 15, commencing December 15, 2017. The Notes were issued at 99% of par value and the Company incurred other transaction costs of $9,326 resulting in net proceeds from the offering of $317,596 (US$240,468). The net proceeds were used, along with cash on hand, to redeem senior notes, to repay a senior secured credit facility and to settle the related copper call option.

The Notes are secured by liens on the shares of Taseko’s wholly-owned subsidiary, Gibraltar Mines Ltd., and the subsidiary’s rights under the joint venture agreement relating to the Gibraltar mine. The Notes are guaranteed by each of Taseko’s existing and future restricted subsidiaries, other than certain immaterial subsidiaries. The Company is able to incur limited amounts of additional secured and unsecured debt under certain conditions as defined in the Note indenture. The Company is also subject to certain restrictions on asset sales, issuance of preferred stock, dividends and other restricted payments. However, there are no maintenance covenants with respect to the Company’s financial performance.

The Company may redeem some or all of the Notes at any time on or after June 15, 2019, at redemption prices ranging from 104.375% to 100%, plus accrued and unpaid interest to the date of redemption. Prior to June 15, 2019, all or part of the notes may be redeemed at 100%, plus a make-whole premium, plus accrued and unpaid interest to the date of redemption. In addition, until June 15, 2019, the Company may redeem up to 35% of the aggregate principal amount of the notes, in an amount not greater than the net proceeds of certain equity offerings, at a redemption price of 108.750%, plus accrued and unpaid interest to the date of redemption. On a change of control, the Notes are redeemable at the option of the holder at a price of 101%.

(b)	Capital leases

Capital leases are repayable in monthly installments and are secured by equipment with a carrying value $46,641 (2017: $51,918). The capital lease obligations bear fixed interest rates ranging from 3.5% to 5.8% and have maturity dates ranging from 2019 to 2022.

(c)	Secured equipment loans

Equipment loans are secured by equipment with a carrying value of $28,786 (2017: $20,912). The loans are repayable in monthly installments and bear fixed interest rates at 5.5% and have maturity dates ranging from 2020 to 2022.

In June 2018, the Company entered into a new equipment loan for $9,000. This equipment loan is repayable over a four year term and bears interest at an annual rate of 5.5%.